Trust Preferred Securities	12 Months Ended
Dec. 31, 2010
Trust Preferred Securities [Abstract]
Trust Preferred Securities
NOTE 12.	TRUST PREFERRED SECURITIES

In 2003, the Company formed a wholly-owned grantor trust to issue cumulative trust preferred securities in a private placement offering. The grantor trust has invested the proceeds of the trust preferred securities in subordinated debentures of the Company. The trust preferred securities can be redeemed, in whole or in part, from time to time, prior to maturity at the option of the Company on or after April 7, 2008. The sole assets of the grantor trust are the Junior Subordinated Debentures of the Company (the "Debentures"). The Debentures have the same variable interest rate of LIBOR plus 3.3% provided that the applicable interest rate could not exceed 12.5% through April 7, 2008 (3.59% at December 31, 2010). The Company had the right to defer interest payments on the Debentures up to ten consecutive semi-annual periods (five years), so long as the Company is not in default under the subordinated debentures. Interest compounds during the deferral period. No deferral period may extend beyond the maturity date.

The preferred securities are subject to redemption, in whole or in part, upon repayment of the subordinated debentures at maturity on April 7, 2033 or their earlier redemption. The Company has the right to redeem the debentures, in whole or in part, from time to time, on or after April 7, 2008, at a redemption price equal to 100% of the principal amount to be redeemed plus any accrued and unpaid interest.

The Company has guaranteed the payment of all distributions the Trust is obligated to make, but only to the extent the Trust has sufficient funds to satisfy those payments. The Company and the Trust believe that, taken together, the obligations of the Company under the Guarantee Agreement, the Trust Agreement, the Subordinated Debentures, and the Indenture provide, in the aggregate, a full, irrevocable and unconditional guarantee of all of the obligations of the Trust under the Preferred Securities on a subordinated basis.

The Company is required by the Federal Reserve Board to maintain certain levels of capital for bank regulatory purposes. The Federal Reserve Board determined that certain cumulative preferred securities having the characteristics of trust preferred securities qualify as minority interest, which is included in Tier 1 capital for bank and financial holding companies. In calculating the amount of Tier 1 qualifying capital, the trust preferred securities can only be included up to the amount constituting 25% of total Tier 1 capital elements (including trust preferred securities). Such Tier 1 capital treatment provides the Company with a more cost-effective means of obtaining capital for bank regulatory purposes than if the Company were to issue preferred stock.

The trust preferred securities and the related Debentures were issued on April 7, 2003. Both financial instruments bear an identical annual rate of interest at 3.58% at December 31, 2010. Distributions on the trust preferred securities are paid quarterly on January 7, April 7, July 7, and October 7 of each year, beginning July 7, 2003. Interest on the Debentures is paid on the corresponding dates. The Company has exercised its right to defer payment of interest on the debentures beginning during the first quarter of 2010, continuing through December 31, 2010. The aggregate principal amount of trust preferred certificates outstanding at December 31, 2010 and 2009 was $3,403,000. The aggregate principal amount of Debentures outstanding at December 31, 2010 and 2009 was $3,403,000.

Stock-Based Compensation

The Company has a Stock Option Plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 638,400 shares of the Company's common stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the optionee owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set in the Board's sole and absolute discretion. The option period will not exceed ten years from date of grant. Other pertinent information related to the options is as follows:

A summary of stock option activity under the Plan as of December 31, 2010 and 2009, and changes during the years then ended is presented below:

December 31, 2010	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2010	178,656	$0.94
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding at December 31, 2010	178,656	$0.94	2.0

Vested at December 31, 2010	178,656	$0.94	2.0

December 31, 2009	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2009	1,592,000	$0.67
Granted	—	—
Forfeited	(1,360,000)	0.63
Exercised	(53,344)	0.94

Outstanding at December 31, 2009	178,656	$0.94	3.0

Vested at December 31, 2009	178,656	$0.94	3.0

Cash received from option exercises for the years ended December 31, 2010 and 2009 was $- and $52,510, respectively.

At December 31, 2010, the aggregate intrinsic value of options outstanding and exercisable was $279,150.

Employee Stock Purchase Plan

In 2007, the Company adopted a stock purchase plan. Under the plan, employees of the Company meeting certain eligibility requirements are eligible to participate in the plan. Participants in the plan may participate through payroll deductions which are limited to 15% of gross pay. The purchase price of the shares of common stock is based on 85% of the fair market value. The initial offering commenced on January 1, 2007. For the years ended December 31, 2010 and 2009, 2,300 and 473 shares, respectively, were purchased under the plan. A total of 7,440 shares have been purchased under the plan as of December 31, 2010.

401(k) Profit-Sharing Plan

The Company has a 401(k) profit-sharing plan covering all employees, subject to certain minimum age and service requirements. Contributions to the plan charged to expense for the years ended December 31, 2010 and 2009 amounted to $74,703 and $130,819, respectively.